Average Annual Total Returns - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund	Mar. 01, 2024
Fidelity International Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.48%
Since Inception	(0.69%)	[1]
Fidelity International Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.23%
Since Inception	(1.21%)	[1]
Fidelity International Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.41%
Since Inception	(0.74%)	[1]
IXYYF
Average Annual Return:
Past 1 year	8.63%
Since Inception	(0.16%)	[1]

[1]	AFrom October 10, 2019.